Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 28, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Fidelity Government Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Fidelity Government Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Fidelity Treasury Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

Fidelity Treasury Only Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Hereford Street Trust and Fidelity Newbury Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Treasury Money Market Fund and Treasury Fund pursuant to which Fidelity Treasury Money Market Fund would be reorganized on a tax-free basis with and into Treasury Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Treasury Money Market Fund in exchange for shares of Treasury Fund equal in value to the net assets of Fidelity Treasury Money Market Fund and the assumption by Treasury Fund of all of the liabilities of Fidelity Treasury Money Market Fund. After the exchange, Fidelity Treasury Money Market Fund will distribute the Treasury Fund shares to its shareholders pro rata, in liquidation of Fidelity Treasury Money Market Fund. As a result, shareholders of Fidelity Treasury Money Market Fund will become shareholders of Treasury Fund (these transactions are collectively referred to as the "Reorganization").

SMF-15-01  January 30, 2015
1.713587.126

The Reorganization, which does not require shareholder approval, is expected to take place in the second quarter of 2015. For more detailed information, please contact Fidelity at 1-800-544-8544.

Effective February 1, 2015, the Board of Trustees of each of Fidelity Government Money Market Fund and Fidelity Money Market Fund has approved changes to each fund's expense structure. Under the new arrangements, the management fee has been reduced to 0.25% and total annual operating expenses are contractually limited to 0.42% with certain exceptions. This expense limit for each fund may not be increased without approval of each fund's shareholders and Board of Trustees.

Effective February 1, 2015, the following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Government Money Market Fund on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.17%
Total annual operating expenses	0.42%

A Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Effective February 1, 2015, the following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Money Market Fund on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.17%
Total annual operating expenses	0.42%

A Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Effective February 1, 2015, the following table replaces similar tables for Fidelity Government Money Market Fund and Fidelity Money Market Fund found in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 4 and 9, respectively.

Initial Purchase Minimum	$2,500
For Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee-Pension IRA, Keogh, and Investment Only Retirement accounts	$500

Effective February 1, 2015, the following replaces similar information found in the "Shareholder Information" section under the heading "Features and Policies" on page 28.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts) for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 28, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Fidelity Government Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Fidelity Government Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Fidelity Treasury Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

Fidelity Treasury Only Money Market Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Hereford Street Trust and Fidelity Newbury Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Treasury Money Market Fund and Treasury Fund pursuant to which Fidelity Treasury Money Market Fund would be reorganized on a tax-free basis with and into Treasury Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Treasury Money Market Fund in exchange for shares of Treasury Fund equal in value to the net assets of Fidelity Treasury Money Market Fund and the assumption by Treasury Fund of all of the liabilities of Fidelity Treasury Money Market Fund. After the exchange, Fidelity Treasury Money Market Fund will distribute the Treasury Fund shares to its shareholders pro rata, in liquidation of Fidelity Treasury Money Market Fund. As a result, shareholders of Fidelity Treasury Money Market Fund will become shareholders of Treasury Fund (these transactions are collectively referred to as the "Reorganization").

The Reorganization, which does not require shareholder approval, is expected to take place in the second quarter of 2015. For more detailed information, please contact Fidelity at 1-800-544-8544.

Effective February 1, 2015, the Board of Trustees of each of Fidelity Government Money Market Fund and Fidelity Money Market Fund has approved changes to each fund's expense structure. Under the new arrangements, the management fee has been reduced to 0.25% and total annual operating expenses are contractually limited to 0.42% with certain exceptions. This expense limit for each fund may not be increased without approval of each fund's shareholders and Board of Trustees.

Effective February 1, 2015, the following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Government Money Market Fund on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.17%
Total annual operating expenses	0.42%

A Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530
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Effective February 1, 2015, the following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Money Market Fund on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.17%
Total annual operating expenses	0.42%

A Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Effective February 1, 2015, the following table replaces similar tables for Fidelity Government Money Market Fund and Fidelity Money Market Fund found in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 4 and 9, respectively.

Initial Purchase Minimum	$2,500
For Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee-Pension IRA, Keogh, and Investment Only Retirement accounts	$500

Effective February 1, 2015, the following replaces similar information found in the "Shareholder Information" section under the heading "Features and Policies" on page 28.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts) for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Supplement to the

Fidelity® Government Money Market Fund (SPAXX), Fidelity Money Market Fund (SPRXX), Fidelity Treasury
Money Market Fund (FLTXX), and Fidelity Treasury Only Money Market Fund (FDLXX)

Funds of Fidelity Hereford Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

Effective February 1, 2015, the Board of Trustees of each of Fidelity Government Money Market Fund and Fidelity Money Market Fund has approved changes to each fund's expense structure. Under the new arrangements, the management fee has been reduced to 0.25% and total annual operating expenses are contractually limited to 0.42% with certain exceptions. This expense limit for each fund may not be increased without approval of each fund's shareholders and Board of Trustees.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

Concentration

For Fidelity® Government Money Market Fund, Fidelity Treasury Money Market Fund, and Fidelity Treasury Only Money Market Fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of Fidelity Government Money Market Fund's and Fidelity Treasury Money Market Fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company (FMR) looks through to the U.S. Government securities.

For purposes of each of Fidelity Government Money Market Fund's, Fidelity Treasury Money Market Fund's, and Fidelity Treasury Only Money Market Fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

The following information replaces similar fundamental investment limitation information in the "Investment Policies and Limitations" section beginning on page 4.

Pooled Funds

For Fidelity Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Money Market Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Government Money Market Fund	none	none
Fidelity Money Market Fund	none	none
Fidelity Treasury Money Market Fund	none	none
Fidelity Treasury Only Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Government Money Market Fund	$1 - $10,000	none	none	none
Fidelity Money Market Fund	none	none	none	none
Fidelity Treasury Money Market Fund	none	none	none	none
Fidelity Treasury Only Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Government Money Market Fund	none	none	none	none
Fidelity Money Market Fund	none	none	none	none
Fidelity Treasury Money Market Fund	none	none	none	none
Fidelity Treasury Only Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
SMFB-15-01  January 30, 2015
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